COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Jun. 30, 2022 USD ($) lawsuit	Dec. 31, 2021 lawsuit
Commitments and Contingencies Disclosure [Abstract]
Number of lawsuits | lawsuit	3	3
Estimated litigation liability | $	$ 21.6